EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Cambria ETF Trust (the “Trust”), revised risk/return summary information, in interactive data format, for the Trust’s Cambria Sovereign High Yield Bond ETF.